Subsequent Events	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 18— SUBSEQUENT EVENTS

Bank Loans

From October 2020 to January 31, 2020, the Company repaid total of $406,665 short-term loans to PRC banks upon maturity (see Note 10).

From October to December, 2020, the Company secured an aggregate of $0.8 million (RMB 5.5 million) loans with PRC banks and financial institutions as working capital loan as detailed below:

(1) On October 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB1.5 million (equivalent to US$0.2 million) as working capital for two years, with maturity date on October 22, 2022 and interest rate of 14.4% per annum.

(2) On November 4, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement Xi’ an Xinchang Small Loan Co. Ltd. to borrow RMB1.0 million (equivalent to US$146,987) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.33% per annum.

(3) On December 10, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. (“Qishang Bank”) for a maximum of RMB 13 million (approximately $1.9 million) loans as working capital. On December 15, 2020, the Company borrowed RMB3.0 million (equivalent to 0.4 million)out of this line of credit as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. In addition, the Company pledged certain free patent owned by the Company as collateral to guarantee this loan. The Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his personal residence property as collateral to safeguard this loan. As of the date of this report, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Qishang Bank before December 9, 2021.

Capital Lease

On December 25, 2020, the Company’s VIE, Xi’an App-Chem, entered into a capital lease agreement with Taizhongyin Finance Lease (Suzhou) Co. Ltd. (“the Lessor”), pursuant to which, Xi’an App-chem sold part of its plant machines with carrying value of RMB 2.3 million (approximately $0.3 million) to the Lessor and leases them back from the Lessor for two years, with interest rate of 7% per annum and lease maturity date on December 24, 2022. The Company is required to pay to the lessor monthly lease payment and interest, and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, signed guarantee agreement with the lessor to jointly guarantee the monthly lease payment over the lease term.